Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Income Fund, Inc.
Entity Central Index Key	0000799704
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000024716
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class A Shares
Trading Symbol	LEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities.

Top Contributors to Performance

■ Security selection in the Communication Services, Consumer Discretionary, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An overweight allocation to the Financials sector and underweight allocations to the Information Technology and Materials sectors aided performance.

■ Top individual holdings that contributed positively to performance included overweight positions in KKR & Co. Inc., Goldman

   Sachs Group Inc. and GE Aerospace.

Top Detractors from Performance

■ Security selection in the Energy, Health Care, and Real Estate sectors detracted from Fund relative performance.

■ Overweight allocations to the Health Care and Communication Services sectors and holding cash detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Boeing Company, Global Payments Inc.

   and AstraZeneca PLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Value Funds Average	Russell 1000® Value Index
11/30/2014	$9,452	$10,000	$10,000	$10,000
11/30/2015	$9,211	$10,258	$9,833	$9,889
11/30/2016	$9,580	$11,111	$10,762	$11,077
11/30/2017	$11,216	$13,585	$12,563	$12,720
11/30/2018	$11,154	$14,336	$12,863	$13,096
11/30/2019	$11,867	$16,557	$14,185	$14,580
11/30/2020	$12,467	$19,706	$14,424	$14,831
11/30/2021	$14,979	$24,897	$17,722	$18,131
11/30/2022	$14,980	$22,207	$18,485	$18,570
11/30/2023	$14,973	$25,007	$18,799	$18,822
11/30/2024	$18,957	$33,631	$24,026	$24,386

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	19.65%	8.58%	6.61%
Class A Shares without sales load	26.61%	9.82%	7.21%
Russell 3000®IndexFootnote Reference*	34.49%	15.22%	12.89%
Russell 1000® Value Index	29.56%	10.83%	9.32%
Morningstar Large Value Funds Average	27.80%	11.06%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 798,526,112
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,559,690
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,526,112
Number of Investments	77
Portfolio Turnover	74%
Total Advisory Fees Paid	$4,559,690

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
International Equity Securities	3.1%
Domestic Equity Securities	94.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.3%
Materials	4.2%
Consumer Discretionary	4.2%
Communication Services	4.7%
Utilities	5.5%
Consumer Staples	6.5%
Energy	6.9%
Information Technology	8.1%
Industrials	11.6%
Health Care	16.6%
Financials	28.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000024718
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class C Shares
Trading Symbol	LEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$215	1.91%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities.

Top Contributors to Performance

■ Security selection in the Communication Services, Consumer Discretionary, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An overweight allocation to the Financials sector and underweight allocations to the Information Technology and Materials sectors aided performance.

■ Top individual holdings that contributed positively to performance included overweight positions in KKR & Co. Inc., Goldman

   Sachs Group Inc. and GE Aerospace.

Top Detractors from Performance

■ Security selection in the Energy, Health Care, and Real Estate sectors detracted from Fund relative performance.

■ Overweight allocations to the Health Care and Communication Services sectors and holding cash detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Boeing Company, Global Payments Inc.

   and AstraZeneca PLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Morningstar Large Value Funds Average	Russell 1000® Value Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,674	$10,258	$9,833	$9,889
11/30/2016	$9,982	$11,111	$10,762	$11,077
11/30/2017	$11,601	$13,585	$12,563	$12,720
11/30/2018	$11,451	$14,336	$12,863	$13,096
11/30/2019	$12,087	$16,557	$14,185	$14,580
11/30/2020	$12,604	$19,706	$14,424	$14,831
11/30/2021	$15,027	$24,897	$17,722	$18,131
11/30/2022	$14,910	$22,207	$18,485	$18,570
11/30/2023	$14,904	$25,007	$18,799	$18,822
11/30/2024	$18,870	$33,631	$24,026	$24,386

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	24.64%	8.98%	6.56%
Class C Shares without sales load	25.64%	8.98%	6.56%
Russell 3000®IndexFootnote Reference*	34.49%	15.22%	12.89%
Russell 1000® Value Index	29.56%	10.83%	9.32%
Morningstar Large Value Funds Average	27.80%	11.06%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 798,526,112
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,559,690
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,526,112
Number of Investments	77
Portfolio Turnover	74%
Total Advisory Fees Paid	$4,559,690

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
International Equity Securities	3.1%
Domestic Equity Securities	94.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.3%
Materials	4.2%
Consumer Discretionary	4.2%
Communication Services	4.7%
Utilities	5.5%
Consumer Staples	6.5%
Energy	6.9%
Information Technology	8.1%
Industrials	11.6%
Health Care	16.6%
Financials	28.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000024719
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class F Shares
Trading Symbol	LFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$156	1.38%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities.

Top Contributors to Performance

■ Security selection in the Communication Services, Consumer Discretionary, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An overweight allocation to the Financials sector and underweight allocations to the Information Technology and Materials sectors aided performance.

■ Top individual holdings that contributed positively to performance included overweight positions in KKR & Co. Inc., Goldman

   Sachs Group Inc. and GE Aerospace.

Top Detractors from Performance

■ Security selection in the Energy, Health Care, and Real Estate sectors detracted from Fund relative performance.

■ Overweight allocations to the Health Care and Communication Services sectors and holding cash detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Boeing Company, Global Payments Inc.

   and AstraZeneca PLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class F Shares with sales load	Russell 3000® Index	Morningstar Large Value Funds Average	Russell 1000® Value Index
11/30/2014	$9,898	$10,000	$10,000	$10,000
11/30/2015	$9,627	$10,258	$9,833	$9,889
11/30/2016	$9,984	$11,111	$10,762	$11,077
11/30/2017	$11,659	$13,585	$12,563	$12,720
11/30/2018	$11,571	$14,336	$12,863	$13,096
11/30/2019	$12,273	$16,557	$14,185	$14,580
11/30/2020	$12,863	$19,706	$14,424	$14,831
11/30/2021	$15,417	$24,897	$17,722	$18,131
11/30/2022	$15,374	$22,207	$18,485	$18,570
11/30/2023	$15,327	$25,007	$18,799	$18,822
11/30/2024	$19,357	$33,631	$24,026	$24,386

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	24.06%	9.32%	6.83%
Class F Shares without sales load	26.29%	9.54%	6.94%
Russell 3000®IndexFootnote Reference*	34.49%	15.22%	12.89%
Russell 1000® Value Index	29.56%	10.83%	9.32%
Morningstar Large Value Funds Average	27.80%	11.06%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 798,526,112
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,559,690
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,526,112
Number of Investments	77
Portfolio Turnover	74%
Total Advisory Fees Paid	$4,559,690

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
International Equity Securities	3.1%
Domestic Equity Securities	94.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.3%
Materials	4.2%
Consumer Discretionary	4.2%
Communication Services	4.7%
Utilities	5.5%
Consumer Staples	6.5%
Energy	6.9%
Information Technology	8.1%
Industrials	11.6%
Health Care	16.6%
Financials	28.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000114966
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	LEISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities.

Top Contributors to Performance

■ Security selection in the Communication Services, Consumer Discretionary, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An overweight allocation to the Financials sector and underweight allocations to the Information Technology and Materials sectors aided performance.

■ Top individual holdings that contributed positively to performance included overweight positions in KKR & Co. Inc., Goldman

   Sachs Group Inc. and GE Aerospace.

Top Detractors from Performance

■ Security selection in the Energy, Health Care, and Real Estate sectors detracted from Fund relative performance.

■ Overweight allocations to the Health Care and Communication Services sectors and holding cash detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Boeing Company, Global Payments Inc.

   and AstraZeneca PLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Large Value Funds Average	Russell 1000® Value Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,771	$10,258	$9,833	$9,889
11/30/2016	$10,189	$11,111	$10,762	$11,077
11/30/2017	$11,959	$13,585	$12,563	$12,720
11/30/2018	$11,923	$14,336	$12,863	$13,096
11/30/2019	$12,710	$16,557	$14,185	$14,580
11/30/2020	$13,387	$19,706	$14,424	$14,831
11/30/2021	$16,126	$24,897	$17,722	$18,131
11/30/2022	$16,164	$22,207	$18,485	$18,570
11/30/2023	$16,195	$25,007	$18,799	$18,822
11/30/2024	$20,556	$33,631	$24,026	$24,386

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	26.93%	10.09%	7.47%
Russell 3000®IndexFootnote Reference*	34.49%	15.22%	12.89%
Russell 1000® Value Index	29.56%	10.83%	9.32%
Morningstar Large Value Funds Average	27.80%	11.06%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 798,526,112
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,559,690
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,526,112
Number of Investments	77
Portfolio Turnover	74%
Total Advisory Fees Paid	$4,559,690

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
International Equity Securities	3.1%
Domestic Equity Securities	94.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.3%
Materials	4.2%
Consumer Discretionary	4.2%
Communication Services	4.7%
Utilities	5.5%
Consumer Staples	6.5%
Energy	6.9%
Information Technology	8.1%
Industrials	11.6%
Health Care	16.6%
Financials	28.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000123387
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class R Shares
Trading Symbol	FDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$149	1.32%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities.

Top Contributors to Performance

■ Security selection in the Communication Services, Consumer Discretionary, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An overweight allocation to the Financials sector and underweight allocations to the Information Technology and Materials sectors aided performance.

■ Top individual holdings that contributed positively to performance included overweight positions in KKR & Co. Inc., Goldman

   Sachs Group Inc. and GE Aerospace.

Top Detractors from Performance

■ Security selection in the Energy, Health Care, and Real Estate sectors detracted from Fund relative performance.

■ Overweight allocations to the Health Care and Communication Services sectors and holding cash detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Boeing Company, Global Payments Inc.

   and AstraZeneca PLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Morningstar Large Value Funds Average	Russell 1000® Value Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,734	$10,258	$9,833	$9,889
11/30/2016	$10,104	$11,111	$10,762	$11,077
11/30/2017	$11,810	$13,585	$12,563	$12,720
11/30/2018	$11,724	$14,336	$12,863	$13,096
11/30/2019	$12,453	$16,557	$14,185	$14,580
11/30/2020	$13,055	$19,706	$14,424	$14,831
11/30/2021	$15,660	$24,897	$17,722	$18,131
11/30/2022	$15,633	$22,207	$18,485	$18,570
11/30/2023	$15,595	$25,007	$18,799	$18,822
11/30/2024	$19,705	$33,631	$24,026	$24,386

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	26.36%	9.61%	7.02%
Russell 3000®IndexFootnote Reference*	34.49%	15.22%	12.89%
Russell 1000® Value Index	29.56%	10.83%	9.32%
Morningstar Large Value Funds Average	27.80%	11.06%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 798,526,112
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,559,690
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,526,112
Number of Investments	77
Portfolio Turnover	74%
Total Advisory Fees Paid	$4,559,690

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
International Equity Securities	3.1%
Domestic Equity Securities	94.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.3%
Materials	4.2%
Consumer Discretionary	4.2%
Communication Services	4.7%
Utilities	5.5%
Consumer Staples	6.5%
Energy	6.9%
Information Technology	8.1%
Industrials	11.6%
Health Care	16.6%
Financials	28.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund and Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.